OPERATING EXPENSES - Schedule of Operating Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Advertising	$ 47,105	$ 57,218
Professional fees	552,824	263,396
Consulting	100,077	19,148
Salaries, wages and benefits	1,319,712	1,184,367
Rent	60,592	62,362
Depreciation and amortization	193,971	187,104
Stock-based compensation	411,412	285,605
General and administrative	288,297	269,448
Total Operating Expenses	$ 2,973,990	$ 2,328,648